Cover	Sep. 30, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 1, 2024, Complete Solaria, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission that disclosed the closing of the acquisition contemplated by the Asset Purchase Agreement (the “APA”) dated August 5, 2024 among the Company, SunPower Corporation (“SunPower”), and the direct and indirect subsidiaries of SunPower (the “Debtors”). The APA provided for the sale and purchase of certain assets relating to the Debtors’ Blue Raven Solar business and certain assets relating to the new homes business and non-installing dealer network business previously operated by SunPower and the other Debtors (the “Acquired Assets” and the related businesses acquired from SunPower, the “SunPower Businesses”). The purchase and sale of the Acquired Assets and other transactions under the APA closed on September 30, 2024.
Document Period End Date	Sep. 30, 2024
Entity File Number	001-40117
Entity Registrant Name	Complete Solaria, Inc.
Entity Central Index Key	0001838987
Entity Tax Identification Number	93-2279786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	45700 Northport Loop East
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	270-2507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CSLR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	CSLRW
Security Exchange Name	NASDAQ